Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Jan. 17, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 36,205	€ 35,488	[1]		€ 15,983
Right-of-use assets	1,961	2,326			1,684
Impairment losses and asset write-offs		137
Property, plant and equipment, pledged as security	1,400	1,388
Contractual commitments for acquisition of property, plant and equipment	1,960	1,712
FCA and PSA Merger
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment recognised as of acquisition date				€ 20,667
U.S. Dollar and Brazilian Real to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	1,178
U.S. Dollar and Pound Sterling to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences		1,265
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(35,614)	(31,961)			€ (33,134)
Impairment losses and asset write-offs	46	137
Translation differences	(176)	(85)
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 34,244	€ 33,162

[1]	Refer to Note 3, Scope of consolidation